Note 8 - Share Capital (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Paid and Unpaid Dividends [Table Text Block]
	Dividends
	Paid For Qtr Ended June 30,		Accrued and Unpaid as of June 30,
	2012	2011	2012	2011
Series A Preferred Stock	$551	$526	$194	$133
Series B Preferred Stock	68	69	24	16
Series C Preferred Stock	220	210	78	53
Series D Preferred Stock	364	508	122	100

	Dividends
	Paid For Years Ended March 31		Accrued and Unpaid as of March 31
	2012	2011	2012	2011
Series A Preferred Stock	$1,940	$1,330	$201	$262
Series B Preferred Stock	243	176	25	35
Series C Preferred Stock	774	531	80	105
Series D Preferred Stock	1,732	388	178	170

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number of Warrants	Exercise Price(1)	Expiration Date
10,225	$27.49	July 27, 2012
9,375	$31.43	January 30, 2013
186,503	$27.47	January 14, 2013
205,978	$16.00	December 15, 2013
6,250	$16.00	October 13, 2014
7,500	$36.04	June 10, 2014
3,750	$29.50	May 13, 2015

Number of Warrants	Exercise Price(1)	Expiration Date
10,225	$27.49	July 27, 2012
9,375	$31.43	January 30, 2013
186,503	$27.47	January 14, 2013
205,978	$16.00	December 15, 2013
6,250	$16.00	October 13, 2014
7,500	$36.04	June 10, 2014
3,750	$29.50	May 13, 2015